Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Administrative expenses [Abstract]
Schedule of Administrative Expenses

Amounts in US$ ‘000	2019	2018	2017
Staff costs (Note 11)	29,688	27,378	24,713
Share-based payment (Note 11)	2,252	4,046	3,117
Consultant fees (a)	18,685	7,427	5,120
Office expenses	1,386	3,021	2,506
Travel expenses	4,867	4,519	2,772
Director’s fees and allowance (Note 11)	3,266	2,876	3,458
Communication and IT costs	2,928	2,395	2,109
Allocation to joint operations	(8,008)	(7,774)	(7,646)
Other administrative expenses	5,754	8,186	5,905
	60,818	52,074	42,054

(a)	The increase in consultant fees in 2019 is explained mainly by legal and other advisory services related to new business efforts